UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22542

SSGA ACTIVE ETF TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

Ryan Louvar

Vice President and Senior Counsel

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, MA 02111

(Name and Address of Agent for Service)

Copy to:

W. John McGuire, Esq.

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

SPDR SSgA Multi-Asset Real Return ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Multi-Asset Real Return Portfolio. The schedule of investments for the SSgA Multi-Asset Real Return Portfolio follows.

SSgA MULTI-ASSET REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 99.7%
NATURAL RESOURCES — 45.7%
Market Vectors Gold Miners ETF	3,713	$199,425
PowerShares Global Agriculture Portfolio	10,707	321,317
SPDR S&P Global Natural Resources ETF (a)	54,495	2,766,711
SPDR S&P International Energy Sector ETF (a)	7,394	185,368
SPDR S&P Metals & Mining ETF (a)	6,291	273,785
The Energy Select Sector SPDR Fund (a)	6,292	462,336

		4,208,942

REAL ESTATE — 22.5%
SPDR Dow Jones International Real Estate ETF (a)	25,608	1,005,114
SPDR Dow Jones REIT ETF (a)	14,872	1,070,189

		2,075,303

INFLATION LINKED — 16.6%
SPDR Barclays Capital TIPS ETF (a)	16,781	1,018,271
SPDR DB International Government Inflation-Protected Bond ETF (a)	8,226	509,683

		1,527,954

COMMODITIES — 14.9%
PowerShares DB Agriculture Fund (b)	109	3,206
PowerShares DB Commodity Index Tracking Fund (b)	36,192	1,037,986
PowerShares DB Gold Fund (b)	4,625	282,495
PowerShares DB Oil Fund (b)	1,753	45,771

		1,369,458

TOTAL EXCHANGE TRADED PRODUCTS (Cost $9,124,793)		$9,181,657

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.21% (a) (c) (Cost $5,086)	5,086	$5,086

TOTAL INVESTMENTS — 99.8%(d) (Cost $9,129,879)		9,186,743

OTHER ASSETS & LIABILITIES — 0.2%		17,286

NET ASSETS — 100.0%		$9,204,029

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(b)	Qualified Publicly Traded Partnerships.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

1

SPDR SSgA Income Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Income Allocation Portfolio. The schedule of investments for the SSgA Income Allocation Portfolio follows.

SSgA INCOME ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 98.8%
DOMESTIC FIXED INCOME — 30.9%
SPDR Barclays Capital Convertible Securities ETF (a)	3,483	$137,857
SPDR Barclays Capital High Yield Bond ETF (a)	58,310	2,345,228
SPDR Barclays Capital Long Term Corporate Bond ETF (a)	68,263	2,862,950
SPDR Barclays Capital Long Term Treasury ETF (a)	25,083	1,800,207
SPDR Nuveen Barclays Capital Build America Bond ETF (a)	8,017	484,307

		7,630,549

INTERNATIONAL EQUITY — 30.1%
SPDR EURO STOXX 50 ETF (a)	7,765	240,948
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (a)	30,147	1,219,145
SPDR S&P Emerging Markets Dividend ETF (a)	46,369	2,020,761
SPDR S&P International Dividend ETF (a)	40,576	1,835,252
SPDR S&P International Telecommunications Sector ETF (a)	22,072	504,952
SPDR STOXX Europe 50 ETF (a)	50,931	1,609,420

		7,430,478

DOMESTIC EQUITY — 21.9%
SPDR S&P Dividend ETF (a)	65,922	3,830,068
SPDR Wells Fargo Preferred Stock ETF (a)	34,560	1,576,282

		5,406,350

REAL ESTATE — 7.3%
SPDR Dow Jones International Real Estate ETF (a)	19,098	749,597
SPDR Dow Jones REIT ETF (a)	14,791	1,064,360

		1,813,957

INFLATION LINKED — 7.2%
SPDR Barclays Capital TIPS ETF (a)	29,344	1,780,594

INTERNATIONAL FIXED INCOME — 1.4%
SPDR Barclays Capital Emerging Markets Local Bond ETF (a)	9,889	318,821
SPDR Barclays Capital International Corporate Bond ETF (a)	511	17,430

		336,251

TOTAL EXCHANGE TRADED PRODUCTS (Cost $24,090,693)		$24,398,179

SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.21% (a) (b) (Cost $134,518)	134,518	$134,518

TOTAL INVESTMENTS — 99.3%(c) (Cost $24,225,211)	$24,532,697

OTHER ASSETS & LIABILITIES — 0.7%	169,520

NET ASSETS — 100.0%	$24,702,217

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

2

SPDR SSgA Global Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Global Allocation Portfolio. The schedule of investments for the SSgA Global Allocation Portfolio follows.

SSgA GLOBAL ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 97.6%
INTERNATIONAL EQUITY — 31.5%
SPDR EURO STOXX 50 ETF (a)	5,678	$176,188
SPDR S&P Emerging Markets ETF (a)	7,333	465,645
SPDR S&P International Dividend ETF (a)	5,811	262,831
SPDR S&P International Small Cap ETF (a)	9,555	261,138
SPDR S&P World ex-US ETF (a)	63,714	1,522,765
SPDR STOXX Europe 50 ETF (a)	6,560	207,296

		2,895,863

DOMESTIC EQUITY — 28.4%
SPDR S&P 500 ETF Trust (a)	11,156	1,605,683
SPDR S&P 600 Small Cap ETF (a)	3,779	280,364
SPDR S&P Dividend ETF (a)	9,439	548,406
SPDR S&P MidCap 400 ETF Trust (a)	1,012	182,079

		2,616,532

DOMESTIC FIXED INCOME — 21.0%
SPDR Barclays Capital Aggregate Bond ETF (a)	2,475	146,470
SPDR Barclays Capital High Yield Bond ETF (a)	17,791	715,554
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (a)	20,237	705,867
SPDR Barclays Capital Long Term Corporate Bond ETF (a)	8,637	362,236

		1,930,127

REAL ESTATE — 7.8%
SPDR Dow Jones International Real Estate ETF (a)	9,535	374,249
SPDR Dow Jones REIT ETF (a)	4,803	345,624

		719,873

COMMODITIES — 4.1%
PowerShares DB Commodity Index Tracking Fund (b)	6,590	189,001
PowerShares DB Gold Fund (b)	3,136	191,547

		380,548

INFLATION LINKED — 3.8%
SPDR Barclays Capital TIPS ETF (a)	2,744	166,506

Security Description	Shares	Value
SPDR DB International Government Inflation-Protected Bond ETF (a)	2,994	$185,508

		352,014

INTERNATIONAL FIXED INCOME — 1.0%
SPDR Barclays Capital International Corporate Bond ETF (a)	2,796	95,372

TOTAL EXCHANGE TRADED PRODUCTS (Cost $8,821,001)		$8,990,329

SHORT TERM INVESTMENT — 1.8%
MONEY MARKET FUND — 1.8%
State Street Institutional Liquid Reserves Fund 0.21% (a) (c) (Cost $163,422)	163,422	$163,422

TOTAL INVESTMENTS — 99.4%(d) (Cost $8,984,423)		9,153,751

OTHER ASSETS & LIABILITIES — 0.6%		51,286

NET ASSETS — 100.0%		$9,205,037

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(b)	Qualified Publicly Traded Partnerships.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

3

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2012 (Unaudited)

Security Valuation

The value of each Portfolio’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in exchange-traded products (referred to as “underlying Funds”) are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Portfolio’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolios follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides Portfolios the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s benchmark index, which, in turn, could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2012 (Unaudited)

The following table summarizes the inputs used in valuing the Portfolios’ investments as of September 30, 2012:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
SSgA Multi-Asset Real Return Portfolio	$9,186,743	$—	$—	$9,186,743
SSgA Income Allocation Portfolio	24,532,697	—	—	24,532,697
SSgA Global Allocation Portfolio	9,153,751	—	—	9,153,751

Transactions with Affiliates

Each Portfolio may invest in certain money market funds and underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at September 30, 2012, and for the period then ended are:

	Number of		Purchased		Sold		Number of
SSgA Multi-Asset Real Return	Shares Held	Value at					Shares Held at	Value at	Dividend	Realized Gain
Portfolio	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	9/30/12	9/30/12	Income	(Loss)
SPDR S&P Global Natural Resources ETF	29,315	$1,394,690	$1,700,134	33,974	$431,697	8,794	54,495	$2,766,711	$—	$9,767
SPDR S&P International Energy Sector ETF	4,935	115,479	94,131	3,687	30,872	1,228	7,394	185,368	1,053	423
SPDR S&P Metals & Mining ETF	4,199	174,007	137,245	3,137	42,908	1,045	6,291	273,785	741	(648)
The Energy Select Sector SPDR Fund	4,377	290,501	233,611	3,181	91,319	1,266	6,292	462,336	1,750	2,583
SPDR Dow Jones International Real Estate ETF	12,828	471,814	656,865	16,931	160,270	4,151	25,608	1,005,114	7,564	8,021
SPDR Dow Jones REIT ETF	12,160	886,342	551,973	7,510	350,824	4,798	14,872	1,070,189	7,428	1,903
SPDR Barclays Capital TIPS ETF	15,983	952,587	537,978	8,912	486,594	8,114	16,781	1,018,271	2,747	115
SPDR DB International Government Inflation-Protected Bond ETF	6,282	369,884	390,248	6,423	269,719	4,479	8,226	509,683	2,437	555
State Street Institutional Liquid Reserves Fund	41,023	41,023	57,647	57,647	93,584	93,584	5,086	5,086	5	—

	Number of		Purchased		Sold		Number of
SSgA Income Allocation	Shares Held	Value at					Shares Held at	Value at	Dividend	Realized Gain
Portfolio	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	9/30/12	9/30/12	Income	(Loss)
SPDR Barclays Capital Convertible Securities ETF	4,649	$174,616	$203,221	5,269	$250,517	6,435	3,483	$137,857	$1,784	$1,078
SPDR Barclays Capital High Yield Bond ETF	22,084	871,435	1,559,279	39,011	110,297	2,785	58,310	2,345,228	18,229	(72)
SPDR Barclays Capital Long Term Corporate Bond ETF	31,334	1,278,427	1,826,140	43,760	284,714	6,831	68,263	2,862,950	16,825	1,970
SPDR Barclays Capital Long Term Treasury Bond ETF	11,918	861,195	1,151,216	15,867	199,055	2,702	25,083	1,800,207	6,108	2,241
SPDR Nuveen Barclays Capital Build America Bond ETF	3,008	180,528	305,870	5,009	—	—	8,017	484,307	2,597	—
SPDR EURO STOXX 50 ETF	—	—	246,925	7,765	—	—	7,765	240,948	977	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	11,312	448,973	750,453	18,835	—	—	30,147	1,219,145	—	—
SPDR S&P Emerging Markets Dividend ETF	10,804	488,017	1,558,328	35,565	—	—	46,369	2,020,761	53,110	—
SPDR S&P International Dividend ETF	13,900	619,106	1,196,633	26,676	—	—	40,576	1,835,252	21,204	—
SPDR S&P International Telecommunications Sector ETF	8,217	179,541	456,600	20,156	142,336	6,301	22,072	504,952	2,642	(565)
SPDR STOXX Europe 50 ETF	14,518	429,733	1,125,370	36,413	—	—	50,931	1,609,420	7,594	—
SPDR S&P Dividend ETF	30,590	1,702,334	2,656,194	46,524	642,954	11,192	65,922	3,830,068	29,328	2,737
SPDR Wells Fargo Preferred Stock ETF	11,963	541,326	1,041,725	22,597	—	—	34,560	1,576,282	25,095	—
SPDR Dow Jones International Real Estate ETF	9,970	366,697	538,196	13,854	182,032	4,726	19,098	749,597	6,345	(1,714)
SPDR Dow Jones REIT ETF	4,398	320,570	769,027	10,393	—	—	14,791	1,064,360	8,310	—
SPDR Barclays Capital TIPS ETF	7,366	439,013	1,327,584	21,978	—	—	29,344	1,780,594	1,266	—
SPDR Barclays Capital Emerging Markets Local Bond ETF	2,864	89,214	268,775	8,437	43,963	1,412	9,889	318,821	1,108	(501)
SPDR Barclays Capital International Corporate Bond ETF	191	6,188	10,571	320	—	—	511	17,430	51	—
State Street Institutional Liquid Reserves Fund	117,900	117,900	358,589	358,589	341,971	341,971	134,518	134,518	51	—

	Number of		Purchased		Sold		Number of
SSgA Global Allocation	Shares Held	Value at					Shares Held at	Value at	Dividend	Realized Gain
Portfolio	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	9/30/12	9/30/12	Income	(Loss)
SPDR EURO STOXX 50 ETF	—	$—	$180,631	5,678	$—	—	5,678	$176,188	$635	$—
SPDR S&P Emerging Markets ETF	5,132	307,869	286,598	4,618	150,054	2,417	7,333	465,645	—	(6,471)
SPDR S&P International Dividend ETF	3,983	177,403	221,549	4,953	130,013	3,125	5,811	262,831	2,699	(7,380)
SPDR S&P International Small Cap ETF	1,693	43,696	209,376	7,862	—	—	9,555	261,138	—	—
SPDR S&P World ex-US ETF	23,954	536,809	923,983	39,760	—	—	63,714	1,522,765	—	—
SPDR STOXX Europe 50 ETF	—	—	246,987	8,040	42,009	1,480	6,560	207,296	869	(1,200)
SPDR S&P 500 ETF Trust	6,882	937,810	789,935	5,561	174,363	1,287	11,156	1,605,683	7,247	(4,838)
SPDR S&P 600 Small Cap ETF	2,533	178,653	167,888	2,306	79,578	1,060	3,779	280,364	669	2,319
SPDR S&P Dividend ETF	5,525	307,466	315,681	5,491	91,566	1,577	9,439	548,406	4,356	369
SPDR S&P MidCap 400 ETF Trust	507	86,849	89,509	505	—	—	1,012	182,079	346	—
SPDR Barclays Capital Aggregate Bond ETF	2,963	173,750	106,207	1,802	134,935	2,290	2,475	146,470	675	634
SPDR Barclays Capital High Yield Bond ETF	7,815	308,380	444,998	11,112	44,990	1,136	17,791	715,554	5,847	(29)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	11,454	390,925	377,486	10,951	74,762	2,168	20,237	705,867	3,751	356
SPDR Barclays Capital Long Term Corporate Bond ETF	4,332	176,745	178,157	4,305	—	—	8,637	362,236	2,430	—
SPDR Dow Jones International Real Estate ETF	1,230	45,239	316,536	8,305	—	—	9,535	374,249	2,816	—
SPDR Dow Jones REIT ETF	3,098	225,813	212,402	2,915	89,054	1,210	4,803	345,624	2,399	1,377
SPDR Barclays Capital TIPS ETF	2,866	170,814	82,126	1,368	88,899	1,490	2,744	166,506	493	497
SPDR DB International Government Inflation-Protected Bond ETF	—	—	179,963	2,994	—	—	2,994	185,508	653	—
SPDR Barclays Capital International Corporate Bond ETF	5,377	174,215	74,696	2,278	159,239	4,859	2,796	95,372	641	(4,169)
State Street Institutional Liquid Reserves Fund	158,815	158,815	310,846	310,846	306,239	306,239	163,422	163,422	70	—

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2012 (Unaudited)

5. Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Portfolio for federal income tax purposes and the gross unrealized appreciation and depreciation at September 30, 2012, was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSgA Multi-Asset Real Return Portfolio	$9,129,879	$112,782	$(55,918)	$56,864
SSgA Income Allocation Portfolio	24,225,211	374,178	(66,692)	307,486
SSgA Global Allocation Portfolio	8,984,423	175,213	(5,885)	169,328

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is also available on the Portfolios’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Active ETF Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date: November 26, 2012